SCHEDULE OF SEGMENT (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Segment Reporting [Abstract]
Cash	$ 323,217		$ 20,005	$ 984,245
Cash held in the Trust Account	198,568,274			196,958,306
General and administrative costs	1,096,944	$ 489,035	47,952	3,656,556
Interest earned on cash held in Trust Account	$ 1,668,676	$ 1,494,489		$ 7,293,022